Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	THE ADVISORS' INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2021
Prospectus Date	rr_ProspectusDate	Jul. 16, 2021
FS CHIRON SMID OPPORTUNITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

This Supplement provides new and additional information beyond that contained in the Prospectuses, and should be read in conjunction with the Prospectuses.

Effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	The third sentence of the first paragraph of the “Principal Investment Strategies” section of the SMid Opportunities Fund Summary Prospectus, and each corresponding section of the Prospectus, is hereby deleted and replaced with the following:

Small to middle market capitalization, or SMID, companies are companies with market capitalizations within the range of the MSCI ACWI SMID Index at the time of purchase.